Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Product revenue	$ 6,611	$ 2,300	$ 18,904	$ 11,413
United States [Member]
Disaggregation of Revenue [Line Items]
Product revenue	1,858	1,274	8,328	7,035
Americas, excluding United States
Disaggregation of Revenue [Line Items]
Product revenue	366	71	436	361
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Product revenue	3,133	581	5,870	2,368
Asia and Pacific [Member]
Disaggregation of Revenue [Line Items]
Product revenue	$ 1,254	$ 374	$ 4,270	$ 1,649